Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESCO CORPORATE BOND FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	3.25%	7.89%	(16.73%)	0.31%	11.41%	15.76%	(4.15%)	7.26%	8.05%	(1.62%)
INVESCO Global Real Estate Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	(1.78%)	8.60%	(25.23%)	25.26%	(12.44%)	22.47%	(6.16%)	12.66%	1.57%	(1.61%)
INVESCO Government Money Market Fund | Invesco Cash Reserve
Prospectus [Line Items]
Annual Return [Percent]	4.86%	4.74%	1.33%	0.01%	0.25%	1.72%	1.31%	0.29%	0.05%	0.06%
INVESCO High Yield Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	7.74%	9.89%	(9.83%)	4.15%	3.62%	12.68%	(3.30%)	6.32%	11.28%	(3.09%)
INVESCO Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	7.49%	5.57%	(10.06%)	3.89%	(6.67%)	10.02%	(2.87%)	1.67%	1.39%	0.18%
INVESCO Real Estate Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	1.74%	8.75%	(24.80%)	40.99%	(10.77%)	27.78%	(5.66%)	8.43%	5.80%	1.72%
INVESCO Short Duration Inflation Protected Fund | Class A2
Prospectus [Line Items]
Annual Return [Percent]	4.03%	4.11%	(4.49%)	5.05%	5.19%	4.63%	(0.05%)	0.39%	2.74%	(0.13%)
INVESCO Short Term Bond Fund | Class C
Prospectus [Line Items]
Annual Return [Percent]	4.92%	5.35%	(5.02%)	(0.49%)	2.94%	4.56%	0.35%	1.39%	2.49%	0.21%
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.15%
Invesco U.S. Government Money Portfolio | Class Y
Prospectus [Line Items]
Annual Return [Percent]	4.75%	4.61%	1.26%	0.01%	0.21%	1.68%	1.30%	0.31%	0.01%	0.01%